Income Tax Note: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2013	2012	2011
Current (benefit) provision: federal	$--	$--	$--
Current (benefit) provision: state	--	--	--
Total current provision	--	--	--
Deferred (benefit) provision	--	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--	--
Total deferred provision	--	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--	$--